Events after the reporting period (Details) - Major Partnership Agreement - United States (U.S.) Department of Defense (DoD) - IXIARO $ in Millions	Jan. 30, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Partnership, Minimum Amount To Be Released Under Contract	$ 32.8
Partnership, term	1 year
Partnership, maximum amount to be released under contract	$ 32.8